Statutory Reserve - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Regulated Operations [Abstract]
Minimum percentage of profit after taxes required for appropriations to statutory reserve	10.00%
Percentage of entity's registered capital reserve fund reached	50.00%
Appropriations to the statutory reserve funds	$ 0	$ 0
Accumulated statutory reserve funds	$ 0	$ 162